Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies.
Schedule of future minimum payments under non-cancelable operating leases

Year Ending December 31,	Amount
2017 (remainder of)	$67
2018	336
2019	316
2020	268
2021 and thereafter	5,915
Total minimum lease payments	$6,902